Consolidated Interim Statements of Financial Position - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 12,638,547	$ 1,026,990	$ 1,320,802	$ 202,712
Amounts receivable	1,062,942	709,805		773,311
Prepaid expenses and deposits	209,345	95,503		24,302
Total current assets	13,910,834	1,832,298		1,000,325
Oil and gas properties, net	1,056,767	1,420,613		2,224,473
Evaluation and exploration assets	3,119,105	3,116,146		3,122,443
Property and equipment, net	133,436	147,134		128,257
Restricted cash	4,954	5,438		11,763
Total assets	18,225,096	6,521,629		6,487,261
Current liabilities:
Accounts payable and accrued liabilities	1,231,571	852,481		1,496,510
Loans payable	339,371	630,534		549,424
Lease liability	4,783	6,732		12,116
Total current liabilities	1,575,725	1,489,747		2,058,050
Asset retirement obligation	8,384,945	8,993,108		9,355,422
Loans payable	15,014	18,513		17,730
Convertible debt				11,027
Derivative liability	741,739	472,899		1,804,572
Lease liability	9,694	8,592		27,693
Total liabilities	10,727,117	10,982,859		13,274,494
Stockholders’ equity (deficiency):
Common stock	2,707	1,828		1,253
Share premium	44,557,756	32,175,293		26,331,369
Notes and amounts receivable for equity issued	(1,193,641)	(1,193,641)
Warrant and option reserve	2,324,162	1,040,779		1,177,099
Shares to be cancelled	5,323	5,323
Obligation to issue shares	88,998	7,450		15,342
Accumulated other comprehensive loss	(705,301)	(847,412)		(490,172)
Accumulated deficit	(37,582,025)	(35,650,850)		(33,822,124)
Total stockholders’ equity (deficiency)	7,497,979	(4,461,230)	$ (14,321,520)	(6,787,233)
Total liabilities and stockholders’ equity (deficiency)	$ 18,225,096	$ 6,521,629		$ 6,487,261